SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Condensed Balance Sheets

	As of December 31,
	2022	2023
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	629,925	5,189
Prepaid expenses and other current assets	3,362	3,362
Total current assets	633,287	8,551
Advances to subsidiaries and VIEs	26,525,876	798,364
TOTAL ASSETS	27,159,163	806,915
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	136,129	136,129
Convertible notes	1,754,656	—
Accrued salary and benefits	421,975	283,000
Other current liabilities	448,816	741,658
Total current liabilities	2,761,576	1,160,787
Advances from subsidiaries and VIEs	23,094,839	—
Other non-current liabilities	171,912	35,783
TOTAL LIABILITIES	26,028,327	1,196,570
SHAREHOLDERS’ DEFICIT:
Ordinary shares	48,372	48,372
Additional paid-in capital	217,540,733	218,245,298
Accumulated deficit	(214,327,424)	(216,923,365)
Accumulated other comprehensive loss	(2,130,845)	(1,759,960)
Total shareholders’ (deficit) / equity	1,130,836	(389,655)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/ EQUITY	27,159,163	806,915

Condensed Statements of operations

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Net revenues	—	—	—
Cost of revenues	(304,356)	—	—
Gross loss	(304,356)	—	—
Operating expenses:
General and administrative expenses	(4,516,554)	(4,073,068)	(1,468,711)
Research and development expenses	(2,762,190)	(1,088,077)	(39,909)
Sales and marketing expenses	(103,324)	(50,198)	—
Other operating income, net	136,129	154,682	136,129
Total operating expenses	(7,245,939)	(5,056,661)	(1,372,491)
Loss from operations	(7,550,295)	(5,056,661)	(1,372,491)
Interest expenses, net	(5,527,327)	(1,337,031)	(7,490)
Fair value change of derivatives	1,108,648	553,707	—
Foreign exchange gains (losses), net	—	(4)	(1)
Loss before income taxes and equity in earnings of subsidiaries	(11,968,974)	(5,839,989)	(1,379,982)
Net loss before equity in earnings of subsidiaries	(11,968,974)	(5,839,989)	(1,379,982)
Equity in (loss) income of subsidiaries and share of (loss) income from VIEs	(1,908,389)	6,355,003	(1,215,959)
Net (loss) income attributed to CooTek (Cayman) Inc.	(13,877,363)	515,014	(2,595,941)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Operating activities:
Net (loss) income	(13,877,363)	515,014	(2,595,941)
Equity in loss (income) of subsidiaries, VIEs and VIEs’ subsidiaries	1,908,389	(6,355,003)	1,215,959
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	3,716,319	1,820,628	704,565
Amortization of issuance cost and debt discounts related to convertible notes	5,647,339	1,337,671	51,797
Change in fair value of derivatives	(1,108,648)	(553,707)	—
Changes in assets and liabilities:
Accrued expenses and other current liabilities	288,562	(29,867)	292,842
Other receivables, deposits and other assets	(432,374)	459,731	—
Accrued salary and benefits	—	421,975	(138,975)
Other non-current liabilities	(159,769)	(151,393)	(136,129)
Net cash used in operating activities	(4,017,545)	(2,534,951)	(605,882)
Investing activities:
Advances to subsidiaries and VIEs	(37,795,461)	(9,783,250)	(4,819,580)
Repayment of advances to subsidiary	19,145,170	16,251,000	6,607,179
Net cash provided by (used in) investing activities	(18,650,291)	6,467,750	1,787,599
Financing activities:
Cash paid for deferred issuance costs	(159,624)	—	—
Proceeds from issuance of ordinary shares upon exercise of options	81,339	311	—
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million	27,175,000	—	—
Repayment of convertible notes	(4,181,918)	(3,745,956)	(1,806,453)
Proceeds from issuance of ordinary shares upon follow-on public offering	1,390,000	—	—
Payment of share repurchase	(1,322,195)	—	—
Net cash (used in) provided by financing activities	22,982,602	(3,745,645)	(1,806,453)
Net (decrease) increase in cash, cash equivalents and restricted cash	314,766	187,154	(624,736)
Cash, cash equivalents and restricted cash at beginning of year	128,005	442,771	629,925
Cash, cash equivalents and restricted cash at end of year	442,771	629,925	5,189